UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22314

Oppenheimer Corporate Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 1/31/2013

Item 1. Reports to Stockholders.

1	31	13

SEMIANNUAL REPORT

Oppenheimer Corporate Bond Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 1/31/13

	Class A Shares of the Fund		Barclays Capital U.S. Aggregate Bond Index
	Without Sales Charge	With Sales Charge
6-Month	3.44%	–1.48%	–0.29%
1-Year	9.79	4.57	2.59
Since Inception (8/2/10)	8.64	6.54	4.52

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 4.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

2	OPPENHEIMER CORPORATE BOND FUND

Fund Performance Discussion

The Fund’s Class A shares (without sales charge) returned 3.44% during the reporting period. In a market environment that favored corporate bonds over U.S. Treasuries, the Fund outperformed its benchmark, the Barclays Capital U.S. Aggregate Bond Index (the “Index”), which returned -0.29%. Corporate bond performance was muted but generally positive during the period as the Barclays Capital U.S. Credit Index1 generated a return of 0.96%.

MARKET OVERVIEW

Credit markets in the U.S. performed positively during the reporting period despite lingering uncertainty surrounding the U.S. “fiscal cliff,” slowing growth in China and the Eurozone crisis. The Federal Reserve (the “Fed”) continued its quantitative easing program to support asset prices and drive down interest rates for borrowers. Additionally, the Fed voted to increase its asset purchase program by $40 billion per month to compensate for the expiration of its “Operation Twist” program. Equally as important, the Fed explicitly stated that it would keep extraordinary monetary measures in place until unemployment went below the 6.5% level, although these continued measures are conditional on inflation (measured by the Consumer Price Index) not breaching the 2.5% level on the upside. U.S. economic data was fairly healthy throughout the period, with some minor exceptions. Payroll numbers indicated that the labor market was healing, albeit at a slower pace than we would have liked. Retail sales, motor vehicle sales, housing starts, and industrial production were all modestly positive. The U.S. housing market also appeared to have turned the corner.

Economic conditions in the rest of the world also seemed to be on the mend. While Europe continued to struggle with its sovereign debt crisis, analysts were encouraged when the head of the European Central Bank (the “ECB”) publicly stated its intent to support the euro as the European Union’s common currency. Concerns regarding an economic slowdown in the emerging markets also eased, in the hope that China’s new leadership may adopt more stimulative fiscal policies than their predecessors.

The coordinated, accommodative monetary policies of the world’s major central banks put downward pressure on yields of short-term sovereign debt obligations, including U.S. government securities. Consequently, many investors reached for higher-yielding investments.

1 The Barclays Capital U.S. Credit Index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. The index is calculated monthly on price-only and total-return basis. All returns are market value-weighted inclusive of accrued interest. The index is unmanaged and cannot be purchased directly by investors. Index performance is shown for illustrative purposes only and does not predict or depict performance of the Fund.

OPPENHEIMER CORPORATE BOND FUND	3

FUND PERFORMANCE

During the period, the Fund’s large exposure to corporate bonds and notes in the financials sector drove much of the positive performance. Specifically, the Fund’s allocations to large-cap banks and life insurance companies were helpful. Following the several moves by the Fed to help spur growth, the financials sector generally performed well during the period. Banks also benefited as the housing market continued to improve and mortgage-related headline risk decreased. Also producing positive results for the Fund was our exposure to the wirelines and pipelines industries. Two of the Fund’s wirelines holdings with heavy European exposure benefited as the ECB’s stimulative measures helped improve investor sentiment for such companies. Wireline companies in the U.S. also benefited from consumers’ continued transition to broadband. In terms of pipelines, the credit ratings for several of the Fund’s holdings were upgraded during the period, which benefited performance.

While detractors from performance were limited, the Fund received a slight negative return from technology. The Fund’s holdings in this sector had longer maturities, and were negatively impacted by fluctuations in the yield curve. Additionally, leveraged buyout (“LBO”) risk returned to the sector, which also had a detrimental impact on performance.

STRATEGY & OUTLOOK

The unprecedented policy response of the Fed, and other global policymakers, to slowing global growth is a game changer in our view. Quantitative easing in the U.S., U.K., and Japan effectively pushes investors away from a dwindling supply of low yielding

“safe” assets into credit: a massive liquidity-driven trend that we believe the Fund is well-positioned for. Moreover, Australia, China and Brazil are among the major central banks that are in accommodative mode, and we expect all of these simulative measures to have a positive effect on economies and animal spirits globally. We believe China’s growth bottoming out is a harbinger of better economic news for the entire global economy.

Although the “fiscal cliff” issue was resolved by the 11th hour rise in taxes on higher earners in the U.S., it may only be round one of a bout that will last through the first quarter of 2013 as the debt ceiling and the lack of meaningful cuts in expenditures and entitlements will keep Republicans and Democrats at odds. Nevertheless, central banks have effectively dampened volatility in a world that was traumatized by volatility frequently in the recent past.

In our opinion, such an environment should lead to tighter credit spreads, and we have positioned the Fund accordingly. Credit spreads, in particular, may continue to narrow as the markets become less concerned about potentially negative global macroeconomic events, and instead focus on the fundamental strength of corporate balance sheets. In a “yield-starved” domestic fixed income market dominated by U.S. Treasuries hovering near historic lows, we believe the case for high grade and high yield corporate debt remains compelling.

Krishna Memani Portfolio Manager

4	OPPENHEIMER CORPORATE BOND FUND

Top Holdings and Allocations

CORPORATE BONDS AND NOTES—TOP TEN INDUSTRIES
Oil, Gas & Consumable Fuels	8.0%
Capital Markets	7.5
Commercial Banks	6.7
Insurance	6.4
Electric Utilities	4.3
Diversified Financial Services	4.2
Diversified Telecommunication Services	3.9
Media	3.8
Metals & Mining	3.0
Energy Equipment & Services	2.7

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2013, and are based on net assets.

CREDIT RATING BREAKDOWN	NRSRO ONLY TOTAL
AAA	8.0%
AA	2.7
A	25.1
BBB	50.5
BB	12.0
B	0.2
CCC	1.3
CC	0.2
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of January 31, 2013, and are subject to change. Except for certain securities issued or guaranteed by a foreign sovereign, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

OPPENHEIMER CORPORATE BOND FUND	5

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 1/31/13

	Inception Date	6-Month	1-Year	Since Inception
CLASS A (OFIAX)	8/2/10	3.44%	9.79%	8.64%
CLASS C (OFICX)	8/2/10	3.04%	9.06%	7.69%
CLASS I (OFIIX)	11/28/12	N/A	N/A	0.42%
CLASS N (OFINX)	8/2/10	3.31%	9.62%	8.27%
CLASS Y (OFIYX)	8/2/10	3.60%	10.09%	8.79%

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 1/31/13
	Inception Date	6-Month	1-Year	Since Inception
CLASS A (OFIAX)	8/2/10	–1.48%	4.57%	6.54%
CLASS C (OFICX)	8/2/10	2.04%	8.06%	7.69%
CLASS I (OFIIX)	11/28/12	N/A	N/A	0.42%
CLASS N (OFINX)	8/2/10	2.31%	8.62%	8.27%
CLASS Y (OFIYX)	8/2/10	3.60%	10.09%	8.79%

STANDARDIZED YIELDS
For the 30 Days Ended 1/31/13
CLASS A		2.57%
CLASS C		1.94
CLASS I		3.12
CLASS N		2.44
CLASS Y		3.06

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge (unless indicated otherwise): for Class A shares, the current maximum initial sales charge of 4.75% and for Class C and N shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class I and Y shares. Returns for periods of less than one year are cumulative and not annualized.

6	OPPENHEIMER CORPORATE BOND FUND

Standardized yield is based on net investment income for the 30-day period ended 1/31/13 and the maximum offering price at the end of the period (including the maximum sales charge) for Class A shares and the net asset value for Class C, Class I, Class N and Class Y shares. Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields.

The Fund’s performance is compared to the performance of the Barclays Capital U.S. Aggregate Bond Index, an index of U.S. corporate and government bonds. Indices are unmanaged and cannot be purchased by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

OPPENHEIMER CORPORATE BOND FUND	7

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	OPPENHEIMER CORPORATE BOND FUND

Fund Expenses  Continued

Actual	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During 6 Months Ended January 31, 2013[1,2]
Class A	$1,000.00	$1,034.40	$4.99
Class C	1,000.00	1,030.40	8.99
Class I	1,000.00	1,004.20	0.98
Class N	1,000.00	1,033.10	6.27
Class Y	1,000.00	1,036.00	3.34

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.32	4.95
Class C	1,000.00	1,016.38	8.93
Class I	1,000.00	1,022.43	2.81
Class N	1,000.00	1,019.06	6.23
Class Y	1,000.00	1,021.93	3.32

1. Actual expenses paid for Classes A, C, N & Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Actual expenses paid for Class I are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 65/365 to reflect the period from November 28, 2012 (inception of offering) to January 31, 2013.

2. Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended January 31, 2013 for Classes A, C, N & Y and for the period from November 28, 2012 (inception of offering) to January 31, 2013 for Class I are as follows:

Class	Expense Ratios
Class A	0.97%
Class C	1.75
Class I	0.55
Class N	1.22
Class Y	0.65

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

OPPENHEIMER CORPORATE BOND FUND	9

STATEMENT OF INVESTMENTS    January 31, 2013 / (Unaudited)

	Principal Amount	Value

Asset-Backed Securities—1.7%
AmeriCredit Automobile Receivables Trust 2010-4, Automobile Receivables-Backed Nts., Series 2010-4, Cl. E, 6.40%, 4/9/18[1]	$350,000	$381,958
AmeriCredit Automobile Receivables Trust 2011-4, Automobile Receivables-Backed Nts., Series 2011-4, Cl. D, 4.08%, 7/10/17	80,000	84,652
AmeriCredit Automobile Receivables Trust 2012-1, Automobile Receivables-Backed Nts., Series 2012-1, Cl. D, 4.72%, 3/8/18	135,000	147,275
AmeriCredit Automobile Receivables Trust 2012-2, Automobile Receivables-Backed Nts., Series 2012-2, Cl. D, 3.38%, 4/9/18	100,000	105,182
CarMax Auto Owner Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. D, 3.62%, 8/15/17	300,000	314,771
Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. C, 2.86%, 6/15/17[1]	150,336	151,685
Santander Drive Auto Receivables Trust 2012-1, Automobile Receivables Nts., Series 2012-1, Cl. C, 3.78%, 11/15/17	355,000	374,106
Santander Drive Auto Receivables Trust 2012-3, Automobile Receivables Nts.: Series 2012-3, Cl. C, 3.01%, 4/16/18	190,000	197,543
Series 2012-3, Cl. D, 3.64%, 5/15/18	60,000	62,971
Total Asset-Backed Securities (Cost $1,768,143)		1,820,143
Mortgage-Backed Obligations—1.8%
Banc of America Commercial Mortgage Trust 2007-5, Commercial Mtg. Pass-Through Certificates, Series 2007-5, Cl. AM, 5.772%, 2/1/51	120,000	136,498
Banc of America Mortgage 2007-1 Trust, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A24, 6%, 3/1/37	149,908	149,976
CHL Mortgage Pass-Through Trust 2006-17, Mtg. Pass-Through Certificates, Series 2006-17, Cl. A2, 6%, 12/1/36	290,411	268,869
CHL Mortgage Pass-Through Trust 2006-20, Mtg. Pass-Through Certificates, Series 2006-20, Cl. 1A17, 5.75%, 2/1/37	180,772	166,822
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 1A2, 3.082%, 3/1/36[2]	103,911	93,287
Countrywide Alternative Loan Trust 2005-86CB, Mtg. Pass-Through Certificates, Series 2005-86CB, Cl. A8, 5.50%, 2/1/36	54,200	49,983
Countrywide Alternative Loan Trust 2006-24CB, Mtg. Pass-Through Certificates, Series 2006-24CB, Cl. A12, 5.75%, 6/1/36	218,968	181,835
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust, Mtg. Pass-Through Certificates, Series 2007-AR12, Cl. 1A8, 2.47%, 10/1/35[2]	56,896	54,197
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4, 2.531%, 12/1/35[2]	164,610	155,526
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37	219,156	211,549
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 2.625%, 3/1/36[2]	171,931	171,343
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.758%, 3/25/36[2]	169,884	167,742

10	OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value

Mortgage-Backed Obligations Continued
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 5.977%, 11/1/37[2]	$144,599	$132,259
Total Mortgage-Backed Obligations (Cost $1,758,807)		1,939,886
U.S. Government Obligations—0.2%
U.S. Treasury Nts., 1.75%, 5/15/22[3] (Cost $183,416)	182,000	179,967
Corporate Bonds and Notes—87.6%
Consumer Discretionary—12.8%
Auto Components—0.6%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21	545,000	596,775
Automobiles—2.2%
Daimler Finance North America LLC, 8.50% Sr. Unsec. Unsub. Nts., 1/18/31	542,000	835,138
Ford Motor Co., 4.75% Sr. Unsec. Unsub. Nts., 1/15/43	46,000	43,434
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Nts., 8/2/21	1,227,000	1,397,132
		2,275,704
Diversified Consumer Services—0.5%
Service Corp. International, 7.625% Sr. Unsec. Nts., 10/1/18	460,000	550,850
Hotels, Restaurants & Leisure—1.5%
Hyatt Hotels Corp.: 3.875% Sr. Unsec. Unsub. Nts., 8/15/16	115,000	122,147
5.75% Sr. Unsec. Unsub. Nts., 8/15/15[1]	728,000	797,115
Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec. Unsub. Nts., 12/1/19	517,000	650,048
		1,569,310
Household Durables—0.4%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	405,000	437,906
Whirlpool Corp., 5.50% Sr. Unsec. Unsub. Nts., 3/1/13	33,000	33,119
		471,025
Media—3.8%
CBS Corp., 4.85% Sr. Unsec. Unsub. Nts., 7/1/42	315,000	313,275
Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42	400,000	402,876
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15% Sr. Unsec. Nts., 3/15/42	207,000	199,878
DISH DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21	500,000	562,500
Lamar Media Corp., 5% Sr. Sub. Nts., 5/1/23[1]	559,000	572,975
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	305,000	373,225
Time Warner Cable, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	201,000	187,747
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	250,000	353,795
Time Warner, Inc., 9.15% Debs., 2/1/23	300,000	434,622
Virgin Media Secured Finance plc: 5.25% Sr. Sec. Nts., 1/15/21	484,000	551,361
6.50% Sr. Sec. Nts., 1/15/18	100,000	107,500
		4,059,754

OPPENHEIMER CORPORATE BOND FUND	11

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

	Principal Amount	Value

Multiline Retail—0.3%
Dollar General Corp., 4.125% Nts., 7/15/17	$317,000	$336,020
Specialty Retail—2.5%
Gap, Inc. (The), 5.95% Sr. Unsec. Unsub. Nts., 4/12/21	815,000	921,438
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21	544,000	621,520
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	558,000	610,313
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19	478,000	530,580
		2,683,851
Textiles, Apparel & Luxury Goods—1.0%
Hanesbrands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 12/15/20	450,000	489,375
Phillips-Van Heusen Corp., 7.375% Sr. Unsec. Unsub. Nts., 5/15/20	465,000	528,356
		1,017,731
Consumer Staples—5.5%
Beverages—1.7%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	445,000	708,421
Diageo Investment Corp., 4.25% Sr. Unsec. Unsub. Nts., 5/11/42	410,000	422,179
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	31,000	33,302
Pernod-Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	362,000	389,461
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Nts., 1/15/42	275,000	305,161
		1,858,524
Food & Staples Retailing—0.6%
CVS Caremark Corp., 6.125% Sr. Unsec. Unsub. Nts., 9/15/39	350,000	441,845
Delhaize Group, 5.70% Sr. Unsec. Nts., 10/1/40	176,000	170,398
		612,243
Food Products—2.4%
Archer-Daniels-Midland Co., 5.765% Sr. Unsec. Bonds, 3/1/41	447,000	541,905
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	514,000	665,309
ConAgra Foods, Inc., 4.65% Sr. Unsec. Unsub. Nts., 1/25/43	435,000	437,433
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18	451,000	489,335
Tyson Foods, Inc., 4.50% Sr. Unsec. Unsub. Nts., 6/15/22	406,000	438,714
		2,572,696
Tobacco—0.8%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	195,000	326,781
Lorillard Tobacco Co., 6.875% Sr. Unsec. Nts., 5/1/20	390,000	473,277
		800,058
Energy—10.7%
Energy Equipment & Services—2.7%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	734,000	825,588
FMC Technologies, Inc., 3.45% Sr. Unsec. Unsub. Nts., 10/1/22	700,000	706,278

12	OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value

Energy Equipment & Services Continued
Rowan Cos., Inc., 4.875% Sr. Unsec. Nts., 6/1/22	$720,000	$781,335
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20	499,000	534,893
		2,848,094
Oil, Gas & Consumable Fuels—8.0%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	458,000	540,220
BG Energy Capital plc, 4% Sr. Unsec. Nts., 10/15/21[1]	730,000	790,828
Canadian Oil Sands Ltd., 6% Sr. Unsec. Nts., 4/1/42[1]	246,000	280,828
ConocoPhillips Co., 2.40% Sr. Unsec. Nts., 12/15/22	500,000	482,524
DCP Midstream LLC, 9.70% Sr. Unsec. Nts., 12/1/13[1]	170,000	181,873
DCP Midstream Operating LP, 2.50% Sr. Unsec. Unsub. Nts., 12/1/17	655,000	656,587
El Paso Pipeline Partners Operating Co. LLC, 4.70% Sr. Unsec. Nts., 11/1/42	558,000	534,155
Energy Transfer Partners LP: 4.65% Sr. Unsec. Unsub. Nts., 6/1/21	358,000	386,466
5.20% Sr. Unsec. Unsub. Nts., 2/1/22	521,000	582,716
Newfield Exploration Co., 6.875% Sr. Unsec. Sub. Nts., 2/1/20	253,000	274,821
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	305,000	390,302
NuStar Logistics LP, 4.75% Sr. Unsec. Unsub. Nts., 2/1/22	482,000	460,313
Phillips 66, 4.30% Sr. Unsec. Unsub. Nts., 4/1/22[1]	775,000	851,334
Range Resources Corp., 5.75% Sr. Unsec. Sub. Nts., 6/1/21	600,000	645,000
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[4]	285,000	286,425
Southwestern Energy Co., 4.10% Sr. Unsec. Nts., 3/15/22	528,000	559,795
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21[1]	556,000	613,892
		8,518,079
Financials—26.6%
Capital Markets—7.5%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[1]	787,000	934,150
Carlyle Holdings Finance LLC, 3.875% Unsec. Nts., 2/1/23[1]	550,000	551,659
Goldman Sachs Group, Inc. (The): 5.75% Sr. Unsec. Nts., 1/24/22	1,000,000	1,167,889
6.25% Sr. Nts., 2/1/41	480,000	584,431
Jefferies Group, Inc., 5.125% Sr. Unsec. Nts., 1/20/23	275,000	282,664
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21[1]	495,000	550,056
Morgan Stanley: 4.875% Sub. Nts., 11/1/22	377,000	387,181
5.625% Sr. Unsec. Nts., 9/23/19	1,780,000	2,021,719
Raymond James Financial, Inc., 5.625% Sr. Nts., 4/1/24	669,000	749,501
UBS AG (Stamford, CT), 2.25% Sr. Unsec. Nts., 8/12/13	25,000	25,236
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts.[5]	613,000	628,325
		7,882,811
Commercial Banks—6.7%
Barclays Bank plc, 6.05% Unsec. Sub. Nts., 12/4/17[1]	1,000,000	1,121,291
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	728,000	729,820

OPPENHEIMER CORPORATE BOND FUND	13

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

	Principal Amount	Value

Commercial Banks Continued
HBOS plc, 6.75% Unsec. Sub. Nts., 5/21/18[1]	$490,000	$539,613
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[2]	760,000	775,200
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[1]	466,000	518,226
RBS Citizens Financial Group, Inc., 4.15% Sub. Nts., 9/28/22[1]	1,061,000	1,077,160
Royal Bank of Scotland Group plc, 7.64% Unsec. Sub. Nts., 3/29/49	600,000	558,000
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K5	533,000	613,616
Zions Bancorp, 4.50% Sr. Unsec. Unsub. Nts., 3/27/17	1,148,000	1,205,906
		7,138,832
Consumer Finance—1.1%
Discover Financial Services, 3.85% Sr. Unsec. Unsub. Nts., 11/21/22[1]	699,000	711,667
SLM Corp.: 5.50% Sr. Unsec. Nts., 1/25/23	168,000	167,892
7.25% Sr. Unsec. Unsub. Nts., 1/25/22	282,000	316,545
		1,196,104
Diversified Financial Services—4.2%
Bank of America Corp., 3.30% Sr. Unsec. Nts., 1/11/23	1,700,000	1,680,372
Citigroup, Inc., 4.50% Sr. Unsec. Nts., 1/14/22	770,000	844,906
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[5]	1,003,000	1,158,050
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	581,000	780,414
		4,463,742
Insurance—6.4%
American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37	360,000	385,650
CNA Financial Corp.: 5.75% Sr. Unsec. Unsub. Nts., 8/15/21	338,000	392,892
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20	490,000	569,663
Hartford Life, Inc., 7.375% Sr. Unsec. Unsub. Nts., 3/1/31	675,000	820,951
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	1,535,000	1,546,513
PacifiCorp, 4.10% Sr. Sec. Bonds, 2/1/42	170,000	173,342
Prudential Financial, Inc., 5.625% Unsec. Sub. Nts., 6/15/43	800,000	829,000
Swiss Re Capital I LP, 6.854% Perpetual Bonds[1,5]	1,475,000	1,574,563
Unum Group, 5.625% Sr. Unsec. Unsub. Nts., 9/15/20	463,000	529,287
		6,821,861
Real Estate Investment Trusts (REITs)—0.7%
American Tower Corp.: 5.05% Sr. Unsec. Unsub. Nts., 9/1/20	280,000	311,042
7% Sr. Unsec. Nts., 10/15/17	337,000	402,179
		713,221
Health Care—3.5%
Biotechnology—1.3%
Amgen, Inc.: 3.625% Sr. Unsec. Unsub. Nts., 5/15/22	141,000	149,551
5.65% Sr. Unsec. Unsub. Nts., 6/15/42	139,000	164,806

14	OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value

Biotechnology Continued
Celgene Corp., 3.25% Sr. Unsec. Nts., 8/15/22	$680,000	$679,553
Gilead Sciences, Inc., 5.65% Sr. Unsec. Nts., 12/1/41	365,000	446,254
		1,440,164
Health Care Providers & Services—0.6%
McKesson Corp.: 2.70% Sr. Unsec. Unsub. Nts., 12/15/22	250,000	245,563
6% Sr. Unsec. Unsub. Nts., 3/1/41	158,000	203,537
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40	181,000	198,000
		647,100
Pharmaceuticals—1.6%
Eli Lilly & Co., 5.95% Sr. Unsec. Unsub. Nts., 11/15/37	320,000	409,487
GlaxosmithKline Capital, Inc., 6.375% Sr. Unsec. Nts., 5/15/38	190,000	256,700
Mylan, Inc., 6% Sr. Nts., 11/15/18[1]	260,000	283,968
Teva Pharmaceutical Finance Co. LLC, 6.15% Sr. Unsec. Nts., 2/1/36	181,000	227,931
Zoetis, Inc.: 1.875% Sr. Unsec. Nts., 2/1/18[1]	200,000	199,895
4.70% Sr. Unsec. Nts., 2/1/43[1]	300,000	304,605
		1,682,586
Industrials—5.8%
Aerospace & Defense—0.9%
BE Aerospace, Inc., 5.25% Sr. Unsec. Unsub. Nts., 4/1/22	279,000	295,043
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	355,000	392,275
Lockheed Martin Corp., 4.07% Unsec. Nts., 12/15/42[1]	287,000	269,741
		957,059
Building Products—0.4%
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	394,000	400,578
Commercial Services & Supplies—0.5%
Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20	456,000	478,800
Industrial Conglomerates—1.3%
General Electric Capital Corp.: 6.25% Sub. Nts., 12/15/49	300,000	328,894
6.375% Unsec. Sub. Bonds, 11/15/67	537,000	565,193
7.125% Unsec. Sub. Nts., 12/15/49	400,000	460,540
		1,354,627
Machinery—0.7%
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16	252,000	279,090
Joy Global, Inc., 5.125% Sr. Unsec. Unsub. Nts., 10/15/21	453,000	498,543
		777,633
Professional Services—0.3%
FTI Consulting, Inc., 6.75% Sr. Unsec. Nts., 10/1/20	263,000	284,040

OPPENHEIMER CORPORATE BOND FUND	15

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

	Principal Amount	Value

Road & Rail—1.2%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41	$286,000	$325,672
Kansas City Southern de Mexico SA de CV, 6.625% Sr. Unsec. Unsub. Nts., 12/15/20	480,000	546,000
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.25% Sr. Unsec. Nts., 1/17/23[1]	443,000	442,706
		1,314,378
Trading Companies & Distributors—0.5%
International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	500,000	542,989
Information Technology—4.0%
Communications Equipment—0.1%
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41	112,000	126,401
Computers & Peripherals—1.0%
Hewlett-Packard Co., 2.65% Sr. Unsec. Unsub. Nts., 6/1/16	1,000,000	1,008,590
Electronic Equipment, Instruments & Components—0.9%
Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21	575,000	611,968
Corning, Inc., 4.75% Sr. Unsec. Unsub. Nts., 3/15/42	313,000	323,803
		935,771
Semiconductors & Semiconductor Equipment—0.4%
Applied Materials, Inc., 5.85% Sr. Unsec. Unsub. Nts., 6/15/41	152,000	183,710
Intel Corp., 4.25% Sr. Unsec. Unsub. Nts., 12/15/42	300,000	293,277
		476,987
Software—1.6%
Autodesk, Inc.: 1.95% Sr. Unsec. Unsub. Nts., 12/15/17	360,000	355,442
3.60% Sr. Unsec. Unsub. Nts., 12/15/22	330,000	329,771
Oracle Corp., 5.375% Sr. Unsec. Unsub. Nts., 7/15/40	320,000	390,758
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20	595,000	623,898
		1,699,869
Materials—7.2%
Chemicals—1.7%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41	232,000	269,701
CF Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 5/1/20	370,000	464,023
Eastman Chemical Co., 4.80% Sr. Unsec. Nts., 9/1/42	420,000	434,393
RPM International, Inc., 3.45% Sr. Unsec. Nts., 11/15/22	325,000	317,634
Sherwin-Williams Co. (The), 4% Sr. Unsec. Unsub. Nts., 12/15/42	367,000	354,252
		1,840,003
Containers & Packaging—1.6%
Greif, Inc., 7.75% Sr. Unsec. Nts., 8/1/19	375,000	436,875
Packaging Corp. of America, 3.90% Sr. Unsec. Unsub. Nts., 6/15/22	438,000	448,539
Rock-Tenn Co.: 3.50% Sr. Nts., 3/1/20[1]	440,000	444,451

16	OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value

Containers & Packaging Continued
Rock-Tenn Co.: Continued
4.90% Sr. Unsec. Nts., 3/1/22[1]	$99,000	$105,658
Sealed Air Corp., 8.375% Sr. Unsec. Nts., 9/15/21[1]	235,000	270,838
		1,706,361
Metals & Mining—3.0%
Allegheny Technologies, Inc., 5.95% Sr. Unsec. Unsub. Nts., 1/15/21	517,000	577,270
Cliffs Natural Resources, Inc., 6.25% Sr. Unsec. Unsub. Nts., 10/1/40	145,000	140,630
Freeport-McMoRan Copper & Gold, Inc., 3.55% Sr. Unsec. Nts., 3/1/22	617,000	602,556
Petrohawk Energy Corp., 6.25% Sr. Unsec. Nts., 6/1/19	1,241,000	1,415,348
Xstrata Canada Corp.: 5.375% Sr. Unsec. Unsub. Nts., 6/1/15	215,000	234,233
6% Sr. Unsec. Unsub. Nts., 10/15/15	197,000	219,030
		3,189,067
Paper & Forest Products—0.9%
International Paper Co., 6% Sr. Unsec. Unsub. Nts., 11/15/41	430,000	496,479
Westvaco Corp., 7.95% Sr. Unsec. Unsub. Nts., 2/15/31	351,000	444,563
		941,042
Telecommunication Services—4.8%
Diversified Telecommunication Services—3.9%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	1,013,000	1,241,881
British Telecommunications plc, 9.625% Bonds, 12/15/30	276,000	430,679
CenturyLink, Inc., 7.65% Sr. Unsec. Unsub. Nts., 3/15/42	305,000	314,955
Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20	405,000	469,800
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	295,000	332,529
Telefonica Emisiones SAU, 7.045% Sr. Unsub. Unsec. Nts., 6/20/36	250,000	278,777
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	390,000	497,480
Windstream Corp., 7.50% Sr. Unsec. Unsub. Nts., 4/1/23	510,000	548,250
		4,114,351
Wireless Telecommunication Services—0.9%
America Movil SAB de CV, 4.375% Sr. Unsec. Unsub. Nts., 7/16/42	537,000	529,639
CC Holdings GS V LLC, 3.849% Sr. Sec. Nts., 4/15/23[1]	424,000	423,685
		953,324
Utilities—6.7%
Electric Utilities—4.3%
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17	933,000	1,013,750
Electricite de France SA, 5.25% Unsec. Sub. Nts., 12/29/49[1,2]	657,000	644,611
Exelon Generation Co. LLC, 4.25% Sr. Unsec. Unsub. Nts., 6/15/22[1]	405,000	418,002
Florida Power & Light Co., 5.40% Sr. Sec. Nts., 9/1/35	280,000	336,267
Florida Power Corp., 3.85% Sec. Nts., 11/15/42	500,000	475,704

OPPENHEIMER CORPORATE BOND FUND	17

STATEMENT OF INVESTMENTS    (Unaudited) / Continued

	Principal Amount	Value

Electric Utilities Continued
Georgia Power Co., 4.30% Sr. Nts., 3/15/42	$465,000	$480,304
PPL Capital Funding, Inc., 3.50% Sr. Unsec. Nts., 12/1/22	425,000	428,206
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21[1]	708,000	793,758
		4,590,602
Multi-Utilities—2.4%
Boston Gas Co., 4.487% Sr. Unsec. Nts., 2/15/42[1]	165,000	172,473
CenterPoint Energy, Inc., 5.95% Sr. Unsec. Unsub. Nts., 2/1/17	1,000,000	1,153,372
CMS Energy Corp., 5.05% Sr. Unsec. Unsub. Nts., 3/15/22	445,000	498,204
Niagara Mohawk Power Corp., 2.721% Sr. Unsec. Nts., 11/28/22[1]	500,000	488,289
Pacific Gas & Electric Co., 4.50% Sr. Unsec. Nts., 12/15/41	168,000	177,384
		2,489,722

Total Corporate Bonds and Notes (Cost $90,012,433)		92,939,329

	Shares
Investment Company—7.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.14%[6,7] (Cost $8,155,031)	8,155,031	8,155,031
Total Investments, at Value (Cost $101,877,830)	99.0%	105,034,356
Other Assets Net of Liabilities	1.0	1,059,943

Net Assets	100.0%	$106,094,299

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $17,853,014 or 16.83% of the Fund’s net assets as of January 31, 2013.

2. Represents the current interest rate for a variable or increasing rate security.

3. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $179,967. See Note 6 of the accompanying Notes.

4. Restricted security. The aggregate value of restricted securities as of January 31, 2013 was $286,425, which represents 0.27% of the Fund’s net assets. See Note 7 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Depreciation
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15	5/20/11-8/31/11	$290,722	$286,425	$4,297

5. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

18	OPPENHEIMER CORPORATE BOND FUND

Footnotes to Statement of Investments Continued

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares July 31, 2012	Gross Additions	Gross Reductions	Shares January 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	5,015,124	34,485,968	31,346,061	8,155,031

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$8,155,031	$5,231

7. Rate shown is the 7-day yield as of January 31, 2013.

Futures Contracts as of January 31, 2013 are as follows:
Contract Description	Buy/Sell	Number of Contracts	Expiration Date	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bonds	Sell	58	3/19/13	$8,321,188	$101,351
U.S. Treasury Nts., 2 yr.	Buy	90	3/28/13	19,837,969	(296)
U.S. Treasury Nts., 5 yr.	Sell	122	3/28/13	15,095,594	77,128
U.S. Treasury Nts., 10 yr.	Sell	16	3/19/13	2,100,500	3,904

					$182,087

See accompanying Notes to Financial Statements.

OPPENHEIMER CORPORATE BOND FUND	19

STATEMENT OF ASSETS AND LIABILITIES    January 31, 2013 / (Unaudited)

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $93,722,799)	$96,879,325
Affiliated companies (cost $8,155,031)	8,155,031
105,034,356
Cash	3,167
Cash used for collateral on futures	122,000
Receivables and other assets:
Investments sold (including $614,004 sold on a when-issued or delayed delivery basis)	1,310,488
Interest and dividends	1,265,171
Shares of beneficial interest sold	326,424
Futures margins	4,369
Other	12,830
Total assets	108,078,805
Liabilities
Payables and other liabilities:
Investments purchased (including $611,404 purchased on a when-issued or delayed delivery basis)	1,519,390
Shares of beneficial interest redeemed	374,673
Futures margins	31,241
Distribution and service plan fees	22,582
Transfer and shareholder servicing agent fees	14,085
Dividends	9,804
Trustees’ compensation	2,834
Other	9,897
Total liabilities	1,984,506
Net Assets	$106,094,299
Composition of Net Assets
Par value of shares of beneficial interest	$9,651
Additional paid-in capital	101,526,907
Accumulated net investment income	607
Accumulated net realized gain on investments	1,218,521
Net unrealized appreciation on investments	3,338,613
Net Assets	$106,094,299

20	OPPENHEIMER CORPORATE BOND FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $77,808,498 and 7,077,344 shares of beneficial interest outstanding)	$10.99
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$11.54
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,369,910 and 2,036,003 shares of beneficial interest outstanding)	$10.99
Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $9,875 and 898 shares of beneficial interest outstanding)	$10.99
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,099,272 and 372,703 shares of beneficial interest outstanding)	$11.00
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,806,744 and 164,394 shares of beneficial interest outstanding)	$10.99

See accompanying Notes to Financial Statements.

OPPENHEIMER CORPORATE BOND FUND	21

STATEMENT OF OPERATIONS    For the Six Months Ended January 31, 2013 / (Unaudited)

Investment Income
Interest	$1,955,503
Dividends affiliated companies	5,231
Other income	636
Total investment income	1,961,370
Expenses
Management fees	212,938
Distribution and service plan fees:
Class A	84,995
Class C	99,419
Class N	8,634
Transfer and shareholder servicing agent fees:
Class A	59,661
Class C	19,950
Class I	1
Class N	3,037
Class Y	821
Shareholder communications:
Class A	10,718
Class C	3,513
Class N	439
Class Y	72
Custodian fees and expenses	9,320
Trustees’ compensation	6,886
Other	25,223
Total expenses	545,627
Less waivers and reimbursements of expenses	(4,084)
Net expenses	541,543
Net Investment Income	1,419,827

22	OPPENHEIMER CORPORATE BOND FUND

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments from unaffiliated companies	$1,521,466
Closing and expiration of futures contracts	116,661
Net realized gain	1,638,127
Net change in unrealized appreciation/depreciation on:
Investments	(436,162)
Futures contracts	268,395
Net change in unrealized appreciation/depreciation	(167,767)
Net Increase in Net Assets Resulting from Operations	$2,890,187

See accompanying Notes to Financial Statements.

OPPENHEIMER CORPORATE BOND FUND	23

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations
Net investment income	$1,419,827	$1,793,407
Net realized gain	1,638,127	1,080,698
Net change in unrealized appreciation/depreciation	(167,767)	2,972,717
Net increase in net assets resulting from operations	2,890,187	5,846,822
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,107,314)	(1,496,544)
Class C	(237,788)	(251,600)
Class I	(62)	—
Class N	(50,676)	(42,025)
Class Y	(24,021)	(3,229)
	(1,419,861)	(1,793,398)
Distributions from net realized gain:
Class A	(837,002)	(241,548)
Class C	(237,036)	(45,753)
Class I	(106)	—
Class N	(41,583)	(5,288)
Class Y	(17,672)	(277)
	(1,133,399)	(292,866)
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	20,886,300	23,774,878
Class C	5,838,761	13,578,684
Class I	10,000	—
Class N	1,439,889	1,921,586
Class Y	819,138	949,778
	28,994,088	40,224,926
Net Assets
Total increase	29,331,015	43,985,484
Beginning of period	76,763,284	32,777,800
End of period (including accumulated net investment income of $607 and $641, respectively)	$106,094,299	$76,763,284

See accompanying Notes to Financial Statements.

24	OPPENHEIMER CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012	Period Ended July 29, 2011[1]
Class A

Per Share Operating Data
Net asset value, beginning of period	$10.91	$10.28	$10.00
Income (loss) from investment operations:
Net investment income[2]	.18	.37	.41
Net realized and unrealized gain	.20	.69	.33
Total from investment operations	.38	1.06	.74
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.37)	(.41)
Distributions from net realized gain	(.12)	(.06)	(.05)
Total dividends and/or distributions to shareholders	(.30)	(.43)	(.46)
Net asset value, end of period	$10.99	$10.91	$10.28
Total Return, at Net Asset Value[3]	3.44%	10.53%	7.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,808	$56,674	$30,080
Average net assets (in thousands)	$69,594	$42,490	$23,784
Ratios to average net assets:[4]
Net investment income	3.16%	3.52%	4.02%
Total expenses[5]	0.98%	0.90%	0.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.97%	0.89%	0.80%
Portfolio turnover rate	61%	123%	112%

1. For the period from August 2, 2010 (commencement of operations) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2013	0.99%
Year Ended July 31, 2012	0.91%
Period Ended July 29, 2011	0.86%

See accompanying Notes to Financial Statements.

OPPENHEIMER CORPORATE BOND FUND	25

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31,	Period Ended July 29,
Class C		2012	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$10.91	$10.28	$10.00
Income (loss) from investment operations:
Net investment income[2]	.13	.28	.30
Net realized and unrealized gain	.20	.69	.34
Total from investment operations	.33	.97	.64
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.28)	(.31)
Distributions from net realized gain	(.12)	(.06)	(.05)
Total dividends and/or distributions to shareholders	(.25)	(.34)	(.36)
Net asset value, end of period	$10.99	$10.91	$10.28
Total Return, at Net Asset Value[3]	3.04%	9.58%	6.57%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,370	$16,454	$2,061
Average net assets (in thousands)	$19,790	$9,231	$491
Ratios to average net assets:[4]
Net investment income	2.38%	2.73%	3.00%
Total expenses[5]	1.77%	1.84%	2.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.75%	1.75%	1.75%
Portfolio turnover rate	61%	123%	112%

1. For the period from August 2, 2010 (commencement of operations) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2013	1.78%
Year Ended July 31, 2012	1.85%
Period Ended July 29, 2011	2.48%

See accompanying Notes to Financial Statements.

26	OPPENHEIMER CORPORATE BOND FUND

Period Ended January 31, 2013
Class I	(Unaudited)[1]
Per Share Operating Data
Net asset value, beginning of period	$11.13
Income (loss) from investment operations:
Net investment income[2]	.07
Net realized and unrealized loss	(.02)

Total from investment operations	.05
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)
Distributions from net realized gain	(.12)

Total dividends and/or distributions to shareholders	(.19)
Net asset value, end of period	$10.99

Total Return, at Net Asset Value[3]	0.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Average net assets (in thousands)	$10
Ratios to average net assets:[4]
Net investment income	3.55%
Total expenses[5]	0.56%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.55%
Portfolio turnover rate	61%

1. For the period from November 28, 2012 (inception of offering) to January 31, 2013. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended January 31, 2013	0.57%

See accompanying Notes to Financial Statements.

OPPENHEIMER CORPORATE BOND FUND	27

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012	Period Ended July 29, 2011[1]
Class N

Per Share Operating Data
Net asset value, beginning of period	$10.92	$10.29	$10.00
Income (loss) from investment operations:
Net investment income[2]	.16	.34	.36
Net realized and unrealized gain	.20	.68	.34
Total from investment operations	.36	1.02	.70
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.16)	(.33)	(.36)
Distributions from net realized gain	(.12)	(.06)	(.05)
Total dividends and/or distributions to shareholders	(.28)	(.39)	(.41)
Net asset value, end of period	$11.00	$10.92	$10.29
Total Return, at Net Asset Value[3]	3.31%	10.12%	7.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,099	$2,648	$611
Average net assets (in thousands)	$3,460	$1,305	$203
Ratios to average net assets:[4]
Net investment income	2.91%	3.22%	3.53%
Total expenses[5]	1.23%	1.31%	1.81%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.22%	1.24%	1.24%
Portfolio turnover rate	61%	123%	112%

1. For the period from August 2, 2010 (commencement of operations) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2013	1.24%
Year Ended July 31, 2012	1.32%
Period Ended July 29, 2011	1.81%

See accompanying Notes to Financial Statements.

28	OPPENHEIMER CORPORATE BOND FUND

	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012	Period Ended July 29, 2011[1]
Class Y

Per Share Operating Data
Net asset value, beginning of period	$10.91	$10.28	$10.00
Income (loss) from investment operations:
Net investment income[2]	.19	.36	.41
Net realized and unrealized gain	.20	.71	.33
Total from investment operations	.39	1.07	.74
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.38)	(.41)
Distributions from net realized gain	(.12)	(.06)	(.05)
Total dividends and/or distributions to shareholders	(.31)	(.44)	(.46)
Net asset value, end of period	$10.99	$10.91	$10.28
Total Return, at Net Asset Value[3]	3.60%	10.67%	7.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,807	$987	$26
Average net assets (in thousands)	$1,388	$91	$22
Ratios to average net assets:[4]
Net investment income	3.43%	3.53%	4.06%
Total expenses[5]	0.66%	0.97%	2.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.65%	0.72%	0.75%
Portfolio turnover rate	61%	123%	112%

1. For the period from August 2, 2010 (commencement of operations) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2013	0.67%
Year Ended July 31, 2012	0.98%
Period Ended July 29, 2011	2.24%

See accompanying Notes to Financial Statements.

OPPENHEIMER CORPORATE BOND FUND	29

NOTES TO FINANCIAL STATEMENTS    January 31, 2013 / Unaudited

1. Significant Accounting Policies

Oppenheimer Corporate Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser was OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) through December 31, 2012. Effective January 1, 2013, the Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OFI. The Manager has entered into a sub-advisory agreement with OFI, as of the same effective date.

The Fund offers Class A, Class C, Class I, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class I shares were first publicly offered November 28, 2012.

The following is a summary of significant accounting policies consistently followed by the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

30	OPPENHEIMER CORPORATE BOND FUND

As of January 31, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$611,404
Sold securities	614,004

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended July 31, 2012, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had straddle losses of $3,064. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and

OPPENHEIMER CORPORATE BOND FUND	31

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2013 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$101,891,965
Federal tax cost of other investments	(5,861,400)

Total federal tax cost	$96,030,565

Gross unrealized appreciation	$3,679,899
Gross unrealized depreciation	(355,421)

Net unrealized appreciation	$3,324,478

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual

32	OPPENHEIMER CORPORATE BOND FUND

basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

OPPENHEIMER CORPORATE BOND FUND	33

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

34	OPPENHEIMER CORPORATE BOND FUND

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

OPPENHEIMER CORPORATE BOND FUND	35

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$1,820,143	$—	$1,820,143
Mortgage-Backed Obligations	—	1,939,886	—	1,939,886
U.S. Government Obligations	—	179,967	—	179,967
Corporate Bonds and Notes	—	92,939,329	—	92,939,329
Investment Company	8,155,031	—	—	8,155,031

Total Investments, at Value	8,155,031	96,879,325	—	105,034,356
Other Financial Instruments:
Futures margins	4,369	—	—	4,369

Total Assets	$8,159,400	$96,879,325	$—	$105,038,725

Liabilities Table
Other Financial Instruments:
Futures margins	$(31,241)	$—	$—	$(31,241)

Total Liabilities	$(31,241)	$—	$—	$(31,241)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

36	OPPENHEIMER CORPORATE BOND FUND

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2013[1]		Year Ended July 31, 2012
	Shares	Amount	Shares	Amount
Class A
Sold	2,979,651	$32,991,195	5,552,030	$57,867,124
Dividends and/or distributions reinvested	168,057	1,860,484	111,269	1,163,360
Redeemed	(1,263,663)	(13,965,379)	(3,395,055)	(35,255,606)

Net increase	1,884,045	$20,886,300	2,268,244	$23,774,878

Class C
Sold	713,843	$7,898,439	1,527,113	$15,858,672
Dividends and/or distributions reinvested	41,671	461,033	27,584	288,295
Redeemed	(228,159)	(2,520,711)	(246,580)	(2,568,283)

Net increase	527,355	$5,838,761	1,308,117	$13,578,684

Class I
Sold	898	$10,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	898	$10,000	—	$—

Class N
Sold	134,709	$1,490,479	198,112	$2,076,439
Dividends and/or distributions reinvested	8,263	91,513	4,403	46,169
Redeemed	(12,810)	(142,103)	(19,427)	(201,022)

Net increase	130,162	$1,439,889	183,088	$1,921,586

Class Y
Sold	82,777	$917,542	90,009	$971,067
Dividends and/or distributions reinvested	3,712	41,068	249	2,622
Redeemed	(12,599)	(139,472)	(2,273)	(23,911)

Net increase	73,890	$819,138	87,985	$949,778

1. For the six months ended January 31, 2013 for Class A, Class C, Class N and Class Y shares and for the period from November 28, 2012 (inception of offering) to January 31, 2013 for Class I shares.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended January 31, 2013, were as follows:

	Purchases	Sales
Investment securities	$78,202,057	$52,403,172

OPPENHEIMER CORPORATE BOND FUND	37

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $500 million	0.45%
Next $500 million	0.40
Next $4 billion	0.35
Over $5 billion	0.30

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of OFI, acted as the transfer and shareholder servicing agent for the Fund through December 31, 2012. Effective January 1, 2013, OFI Global (the “Transfer Agent”) will serve as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a per account fee.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. The Transfer Agent may voluntarily waive the minimum fees.

Sub-Transfer Agent Fees. Effective January 1, 2013, the Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI, (the “Sub-Transfer Agent”) to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial

38	OPPENHEIMER CORPORATE BOND FUND

institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2012 were as follows:

Class C	$119,219
Class N	36,323

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
January 31, 2013	$59,679	$—	$750	$40

Waivers and Reimbursements of Expenses. The Manager has voluntarily undertaken to limit the Fund’s “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” as percentages of average daily net assets, those expenses will not exceed the annual rate of 1.00%, 1.75%, 1.55%, 1.25% and 0.75%, for Class A, Class C, Class I, Class N and Class Y, respectively. During the six months ended January 13, 2013, the Manager reimbursed the Fund $1,143 for Class C.

OPPENHEIMER CORPORATE BOND FUND	39

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended January 31, 2013, the Manager waived fees and/or reimbursed the Fund $2,941 for IMMF management fees.

The Transfer Agent has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes C, N and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to October 1, 2012. Effective October 1, 2012, the Transfer Agent has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

40	OPPENHEIMER CORPORATE BOND FUND

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Valuations of derivative instruments as of January 31, 2013 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Interest rate contracts	Futures margins	$4,369	*	Futures margins	$31,241	*

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

OPPENHEIMER CORPORATE BOND FUND	41

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments Continued

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Closing and expiration of futures contracts
Interest rate contracts	$116,661

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Futures contracts
Interest rate contracts	$268,395

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the six months ended January 31, 2013, the Fund had an ending monthly average market value of $21,964,518 and $22,750,475 on futures contracts purchased and sold, respectively.

42	OPPENHEIMER CORPORATE BOND FUND

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

7. Restricted Securities

As of January 31, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

8. Pending Litigation

Since 2009, a number of class action lawsuits have been pending in federal courts against OFI, OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal

OPPENHEIMER CORPORATE BOND FUND	43

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

8. Pending Litigation Continued

from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

44	OPPENHEIMER CORPORATE BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited

Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; and risk management. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.

OPPENHEIMER CORPORATE BOND FUND	45

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Krishna Memani, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.

Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load intermediate investment-grade debt funds. The Board concluded that the Fund outperformed its performance universe median for the one-year period and for the period since the Fund’s inception.

Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load intermediate investment-grade debt funds with comparable asset levels and distribution features. The Fund’s contractual management fees and actual total expenses were lower than its expense group median and average. The Board noted that the Fund’s actual management fees were higher than its expense group median and average. The Board also considered that the Manager has agreed to voluntarily waive fees and/or reimburse the Fund for certain expenses in order to limit total annual fund operating

46	OPPENHEIMER CORPORATE BOND FUND

expenses after any fee waiver and/or expense reimbursement (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business) to annual rates of 1.00% for Class A Shares; 1.75% for Class C Shares; 1.25% for Class N Shares, 0.75% for Class Y Shares, and 0.55% for Class I shares as calculated on the daily net assets of the Fund. The Manager may not modify or terminate these undertakings until one year after the date of the Fund’s prospectus.

Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board concluded that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement. In addition, the Board, including a majority of the Independent Trustees, approved the restructuring of the Fund’s investment advisory arrangement so that effective January 1, 2013, (i) OFI Global Asset Management, Inc. (“OFI Global”), a wholly owned subsidiary of the Manager, will serve as the investment adviser to the Fund in place

OPPENHEIMER CORPORATE BOND FUND	47

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited / Continued

of the Manager under a Restated Advisory Agreement (“Restated Advisory Agreement”), and (ii) OFI Global will enter into a Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Manager to provide investment sub-advisory services to the Fund. OFI Global will pay the Manager a percentage of the net investment advisory fee (after all applicable waivers have been deducted) that it receives from the Fund. The Agreement will continue until the earlier of August 31, 2013 or the effective date of the Restated Advisory Agreement between the Fund and OFI Global. The Restated Advisory Agreement and Sub-Advisory Agreement will continue until August 31, 2013.

The Board concluded, as to each of the factors set forth above, that renewing the Agreement, Restated Advisory Agreement and Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. In arriving at its decisions, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, Restated Advisory Agreement and Sub-Advisory Agreement, including the management fees, in light of all the surrounding circumstances.

48	OPPENHEIMER CORPORATE BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

OPPENHEIMER CORPORATE BOND FUND	49

OPPENHEIMER CORPORATE BOND FUND

Trustees and Officers

Sam Freedman, Chairman of the Board of Trustees and Trustee

Edward L. Cameron, Trustee

Jon S. Fossel, Trustee

Richard F. Grabish, Trustee

Beverly L. Hamilton, Trustee

Victoria J. Herget, Trustee

Robert J. Malone, Trustee

F. William Marshall, Jr., Trustee

Karen L. Stuckey, Trustee

James D. Vaughn, Trustee

William F. Glavin, Jr., Trustee, President and Principal Executive Officer

Krishna Memani, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.
Sub-Adviser	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.
Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2013 OppenheimerFunds, Inc. All rights reserved.

50	OPPENHEIMER CORPORATE BOND FUND

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

OPPENHEIMER CORPORATE BOND FUND	51

PRIVACY POLICY

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., and each of its financial institution subsidiaries, the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2012. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

52	OPPENHEIMER CORPORATE BOND FUND

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 1.800.CALL OPP (1.800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon-Fri 8am-8pm ET.

RS1225.001.0113 March 22, 2013

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Corporate Bond Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	3/14/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	3/14/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	3/14/2013